Finance income, finance costs and revaluation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation of Financial Instruments (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Analysis of income and expense [abstract]
Income from equity investments	£ 10.3	£ 5.4	£ 16.8
Interest income	38.0	39.5	78.4
Finance income	48.3	44.9	95.2
Net interest expense on pension plans	2.2	3.3	6.3
Interest on other long-term employee benefits	1.9	1.7	3.9
Interest payable and similar charges	130.1	128.5	259.6
Finance costs	134.2	133.5	269.8
Movements in fair value of treasury instruments	3.6	5.0	1.1
Revaluation of investments held at fair value through profit or loss	26.5
Revaluation of put options over non-controlling interests	21.3	9.5	52.5
Revaluation of payments due to vendors (earnout agreements)	29.7	69.4	208.6
Revaluation of financial instruments	£ 81.1	£ 83.9	£ 262.2